SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

Save as disclosed in Note 13, the Company has assessed all events from June 30, 2025 through the date that these unaudited interim condensed consolidated financial statements are available to be issued, there are no other material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.